[MetLife Letterhead]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

September 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Paragon Separate Account A
       File No. 811-05382

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2019 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The  Semi-Annual  Reports  for  certain   series  of  American  Funds  Insurance
Series(R)  are  incorporated by  reference  as filed   on  Form N-CSR,  CIK  No.
0000729528,  File No. 811-03857;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Forn N-CSR, CIK No. 0001126087, File No. 811-10183;

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361; and

The Semi-Annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

Sincerely,


/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company